SEGMENTED INFORMATION - Revenues From Mining Operations and Production Costs (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
SEGMENTED INFORMATION
Revenues from Mining Operations		$ 11,907,851	$ 8,285,753
Production Costs	[1]	(3,340,684)	(3,086,080)
Exploration and Corporate Development		(206,684)	(219,610)
Impairment Reversal		229,000
Corporate and other:
Amortization of property, plant and mine development		(1,645,297)	(1,514,076)
General and administrative		(235,947)	(207,450)
Finance costs		(91,145)	(126,738)
Gain on derivative financial instruments		223,960	(155,819)
Foreign currency translation loss		25,654	(9,383)
Care and maintenance		(69,802)	(60,574)
Other expenses (Note 22)		(92,995)	(84,468)
Other income and expenses		(92,995)	(84,468)
Income before income and mining taxes		6,703,911	2,821,555
Asset
Total assets		34,471,291	29,987,018
Operating segment
SEGMENTED INFORMATION
Revenues from Mining Operations		11,907,851	8,285,753
Production Costs		(3,340,684)	(3,086,080)
Exploration and Corporate Development		(206,684)	(219,610)
Impairment Reversal		229,000
Total Segment Income (Loss)		8,589,483	4,980,063
Corporate and others
Corporate and other:
Amortization of property, plant and mine development		(1,645,297)	(1,514,076)
General and administrative		(235,947)	(207,450)
Finance costs		(91,145)	(126,738)
Gain on derivative financial instruments		223,960	(155,819)
Foreign currency translation loss		25,654	(9,383)
Care and maintenance		(69,802)	(60,574)
Other income and expenses		(92,995)	(84,468)
Income before income and mining taxes		6,703,911	2,821,555
Asset
Total assets		4,497,000	1,762,882
LaRonde mine | Operating segment
SEGMENTED INFORMATION
Revenues from Mining Operations		1,303,218	770,314
Production Costs		(360,025)	(319,495)
Total Segment Income (Loss)		943,193	450,819
Asset
Total assets		1,265,895	1,231,210
Canadian Malartic | Operating segment
SEGMENTED INFORMATION
Revenues from Mining Operations		2,078,291	1,492,313
Production Costs		(488,160)	(532,037)
Total Segment Income (Loss)		1,590,131	960,276
Asset
Total assets		7,025,277	6,833,320
Goldex | Operating segment
SEGMENTED INFORMATION
Revenues from Mining Operations		460,907	321,346
Production Costs		(148,952)	(129,977)
Total Segment Income (Loss)		311,955	191,369
Asset
Total assets		468,050	457,204
Meliadine | Operating segment
SEGMENTED INFORMATION
Revenues from Mining Operations		1,328,761	890,243
Production Costs		(402,385)	(350,280)
Total Segment Income (Loss)		926,376	539,963
Asset
Total assets		2,276,714	2,344,399
Meadowbank | Operating segment
SEGMENTED INFORMATION
Revenues from Mining Operations		1,700,214	1,178,132
Production Costs		(552,470)	(463,464)
Total Segment Income (Loss)		1,147,744	714,668
Asset
Total assets		1,567,865	1,343,936
Kittila | Operating segment
SEGMENTED INFORMATION
Revenues from Mining Operations		748,635	523,550
Production Costs		(236,238)	(227,334)
Total Segment Income (Loss)		512,397	296,216
Asset
Total assets		1,545,658	1,559,735
Detour Lake | Operating segment
SEGMENTED INFORMATION
Revenues from Mining Operations		2,360,769	1,582,974
Production Costs		(565,439)	(497,079)
Total Segment Income (Loss)		1,795,330	1,085,895
Asset
Total assets		10,201,708	9,730,258
Macassa | Operating segment
SEGMENTED INFORMATION
Revenues from Mining Operations		1,021,752	670,568
Production Costs		(221,718)	(201,371)
Impairment Reversal		229,000
Total Segment Income (Loss)		1,029,034	469,197
Asset
Total assets		1,896,086	1,774,106
Fosterville | Operating segment
SEGMENTED INFORMATION
Revenues from Mining Operations		537,795	545,152
Production Costs		(146,382)	(147,045)
Total Segment Income (Loss)		391,413	398,107
Asset
Total assets		1,236,700	1,044,241
Pinos Altos | Operating segment
SEGMENTED INFORMATION
Revenues from Mining Operations		323,322	245,997
Production Costs		(205,808)	(168,231)
Total Segment Income (Loss)		117,514	77,766
Asset
Total assets		436,744	392,480
Corporate and other | Operating segment
SEGMENTED INFORMATION
Revenues from Mining Operations		44,187
Production Costs		(13,107)
Total Segment Income (Loss)		31,080
La India | Operating segment
SEGMENTED INFORMATION
Revenues from Mining Operations			65,164
Production Costs			(49,767)
Total Segment Income (Loss)			15,397
Asset
Total assets		85,100	94,806
Exploration | Operating segment
SEGMENTED INFORMATION
Exploration and Corporate Development		(206,684)	(219,610)
Total Segment Income (Loss)		(206,684)	(219,610)
Asset
Total assets		$ 1,968,494	$ 1,418,441

[1]	Exclusive of amortization, which is shown separately.